SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 AMERICA • ASIA PACIFIC • EUROPE

May 22, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock LifePath® Index Retirement Fund,

 a series of BlackRock Funds III

 Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Funds III (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the acquisition by BlackRock LifePath® Index Retirement Fund (the “Acquiring Fund”), of substantially all of the assets and certain stated liabilities of BlackRock LifePath® Index 2025 Fund, a series of BlackRock Funds III, in exchange for newly issued shares of the Acquiring Fund.

Any questions or comments on the enclosed materials should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Janey Ahn, Esq.

Jessica Holly, Esq.

BlackRock Fund Advisors

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.